STOCKHOLDERS' EQUITY (Details - Schedule of stock-based compensation)	9 Months Ended
Sep. 30, 2023 USD ($)
Subsequent Events [Abstract]
Cash payment received from employee withholdings	$ 189,849
Cash from employee withholdings used to purchase shares under ESPP	(117,048)
Cash and ESPP employee withholding liability	72,801
Cash from employee withholdings used to purchase ESPP shares	117,048
Stock based compensation expense	98,945
Total increase to equity for nine months ended September 30, 2023	$ 215,993